Other non-current assets - Schedule of Non-Current Investments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Investments accounted using equity method	€ 35	€ 40
Financial assets at fait value through other comprehensive income	21	14
Total investments	€ 56	€ 54